CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income		$ 4,207,787	$ 315,359	$ 3,214,567
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		855,167	736,367	677,253
Other assets impairment		65,391	101,423	147,337
Impairment of investments in associates	[1]	1,733	4,399
Equity method		(199,652)	(136,596)	(249,231)
Credit impairment charges on loans and advances and financial leases		2,521,178	7,335,755	3,385,181
Credit impairment (recovery) charges on off balance sheet credit and other financial instruments		(100,648)	190,694	25,940
Gain on sales of assets held for sale and inventories		(227,445)	(65,932)	(93,548)
Valuation gain on investment securities		(790,063)	(814,164)	(1,113,392)
(Gain) loss upon disposal of investment in subsidiary and associates	[2]			(77,916)
Valuation (losses) gain on derivative financial instruments		(319,524)	(629,258)	285,220
Income tax		1,776,225	(6,586)	1,262,964
Bonuses and short-term benefits		526,273	11,816	403,872
Dividends		(108,079)	(14,217)	(84,183)
Investment property valuation		(67,762)	3,501	(93,197)
Other non-cash items		(29,076)	(4,710)	164,030
Net interest		(10,992,734)	(10,269,969)	(10,448,526)
Change in operating assets and liabilities:
Decrease in derivative financial instruments		245,064	236,143	219,259
Decrease in accounts receivable		(489,266)	(408,015)	(185,220)
Increase in loans and advances to customers		(24,057,389)	(7,440,568)	(12,140,001)
Decrease (Increase) in other assets		(278,776)	83,393	(901,839)
Decrease in accounts payable	[3]	1,271,347	(10,507)	(186,368)
Decrease in other liabilities		(296,865)	(120,429)	(362,638)
Increase in deposits by customers		19,290,140	21,007,104	14,317,297
(Decrease) Increase in estimated liabilities and provisions		21,629	(6,098)	(3,378)
Net changes in investment securities recognized at fair value through profit or loss		1,834,085	(7,514,600)	2,626,620
Proceeds from sales of assets held for sale		735,788	382,139	429,906
Recovery of charged-off loans		565,436	436,908	551,650
Income tax paid	[3]	(1,441,413)	(1,145,887)	(1,042,610)
Dividend received		90,822	90,737	195,046
Interest received		15,896,674	15,031,229	17,387,534
Interest paid		(4,410,742)	(6,149,086)	(5,996,017)
Net cash provided by operating activities		6,095,305	11,230,345	12,315,612
Cash flows from investment activities:
Purchases of debt instruments at amortized cost		(3,722,124)	(3,670,705)	(2,800,997)
Proceeds from maturities of debt instruments at amortized cost		2,984,260	2,728,509	2,405,509
Purchases of debt instruments at fair value through OCI		(8,850,491)	(11,377,756)	(5,945,285)
Proceeds from debt instruments at fair value through OCI		10,699,010	7,339,264	5,426,410
Purchases of equity instruments at fair value through OCI and interests in associates and joint ventures		(44,915)	(111,349)	(40,712)
Proceeds from equity instruments at fair value through OCI and interests in associates and joint ventures		69,448	55,174	131,173
Purchases 40% of the sharehold of Grupo Agromercantil Holding	[4]		(1,117,680)
Purchases of premises and equipment and investment properties		(2,185,800)	(1,530,153)	(1,555,453)
Acquisition of subsidiaries		(9,178)
Proceeds from sales of premises and equipment and investment properties		553,652	268,898	232,438
Net cash inflow from sale and liquidation of investments in subsidiaries	[5]			70,306
Purchase of other long-term assets		(144,348)	(106,269)	(114,221)
Net cash used in investing activities		(650,486)	(7,522,067)	(2,190,832)
Cash flows from financing activities:
(Decrease) Increase in repurchase agreements and other similar secured borrowing		(1,457,203)	903,120	(1,002,196)
Proceeds from borrowings from other financial institutions		4,182,658	12,453,666	11,741,311
Repayment of borrowings from other financial institutions		(8,447,238)	(14,919,903)	(14,365,716)
Payment of lease liability		(136,797)	(139,559)	(124,817)
Placement of debt instruments in issue	[6]	1,387,401	3,766,499	2,084,743
Payment of debt instruments in issue		(1,871,576)	(5,382,248)	(2,561,525)
Dividends paid		(467,217)	(1,555,821)	(1,032,492)
Transactions with non-controlling interests			(41,194)
Net cash used in financing activities	[7]	(6,809,972)	(4,915,440)	(5,260,692)
Effect of exchange rate changes on cash and cash equivalents		2,993,850	1,170,269	143,144
(Decrease) Increase in cash and cash equivalents		(1,365,153)	(1,207,162)	4,864,088
Cash and cash equivalents at beginning of year		23,701,149	23,738,042	18,730,810
Cash and cash equivalents at end of year		$ 25,329,846	$ 23,701,149	$ 23,738,042

[1]	For further information, see Note 8 investments in associates and joint ventures.
[2]	As of December 31, 2019, corresponds to gains on sale of investments in associates Concesiones CCFC, Avefarma S.A.S, Glashfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc. for COP 33,253, the winding up of joint venture Servicios de Aceptación S.A.S for COP 8,927 and the sale of subsidiaries Arrendamiento Operativo CIB and Fiduperú S.A, for COP 35,736. During 2020, no sales were made.
[3]	On December 31, 2020 and 2019, the figure disclosed in line increase (decrease) in accounts payable (10,507) and (186,368) previously presented as COP (797,207) and COP (977,266), included COP (786,700) and COP (790,898) respectively and have been reclassified and are now presented in line income tax paid, amounts are immaterial do not impact total operating cash flows or any other financial statements or notes. The Bank concluded that revised numbers were adjusted and disclosed in 2021 Financial Statements for comparative purposes.
[4]	On September 29, 2020, Grupo Bancolombia acquired 40% of the shareholdings of Grupo Agromercantil Holding (GAH).
[5]	In March 2019, the Bank’s subsidiaries Renting Colombia S.A.S and Inversiones CFNS S.A.S closed the sale to Arval Relsa of 100% of the shares of Arrendamiento Operativo CIB S.A.C – Renting Peru, an operating leasing company incorporated, and with operations, in Peru. Arval Relsa is the joint venture between Arval (subsidiary of BNP Paribas, with more than one million vehicles in operational leasing) and Relsa (company with 15 years of experience in the Peruvian market) that seeks to strengthen the car leasing and vehicle fleet management businesses in Peru and Chile. The sale price amounted to USD 21.8 million.
[6]	For further information, see Note 18 Debt instruments in issues.
[7]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.